Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Schedule of Disaggregated Revenues

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Leased and operated revenues	700,022,649	787,814,342	596,640,639	81,739,432
Hotel	338,506,220	490,924,060	437,521,898	59,940,254
Restaurant	361,516,429	296,890,282	159,118,741	21,799,178
Franchise and managed revenues	588,463,368	705,244,948	635,360,312	87,044,006
Hotel	582,441,077	696,321,236	625,072,856	85,634,630
Restaurant	6,022,291	8,923,712	10,287,456	1,409,376
Wholesales and others	180,588,258	134,198,399	111,439,245	15,267,114
Total	1,469,074,275	1,627,257,689	1,343,440,196	184,050,552

Schedule of Current or Non Current Liabilities
	Years Ended December 31,
	2023	2024	2024
	RMB	RMB	USD
Advance from customers	22,393,097	25,684,437	3,518,753
Deferred revenue-current	186,281,838	175,046,178	23,981,228
Deferred revenue-non-current	207,905,769	176,353,919	24,160,388
Total contract liabilities	416,580,704	377,084,534	51,660,369

Schedule of Deferred Revenue

The deferred revenue balances above, as of December 31, 2023 and 2024 were comprised of the following:

	Years Ended December 31,
	2023	2024	2024
	RMB	RMB	USD
Initial fees received from franchisees owners	169,240,060	145,314,471	19,908,001
Cash received for membership fees and not recognized as revenue	126,864,736	103,514,777	14,181,466
Cash received for prepaid card and sublease	40,828,943	39,922,504	5,469,361
Deferred revenue related to the membership program	57,253,868	62,648,345	8,582,788
Total deferred revenue	394,187,607	351,400,097	48,141,616